Equity reserves and long-term incentive plan awards (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of reserves within equity [abstract]
Disclosure of number and weighted average exercise prices of other equity instruments [Table Text Block]
	Number of Options	Weighted average exercise price
		C$
Balance, December 31, 2019	12,568,362	1.93
Granted	4,676,000	1.39
Exercised	(1,912,775)	1.33
Cancelled/Expired/Forfeited	(7,000,767)	1.88
Balance, December 31, 2020	8,330,820	1.81
Granted	5,653,000	1.49
Exercised	(689,931)	1.02
Cancelled/Expired/Forfeited	(1,613,719)	2.43
Balance, December 31, 2021	11,680,170	1.61

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	Number of options granted	Weighted average exercise price	Weighted average risk- free interest rate	Weighted average volatility	Weighted average Black- Scholes value assigned
		C$			C$
Year ended December 31, 2020	4,676,000	1.39	0.72%	62.92%	0.59
Year ended December 31, 2021	5,653,000	1.49	0.54%	63.57%	0.64

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
	Total options outstanding			Total options exercisable
Range of exercise price	Number	Weighted average contractual life (years)	Weighted average exercise price C$	Number	Weighted average contractual life (years)	Weighted average exercise price C$
C$0.00-C$1.00	1,143,002	2.15	0.97	621,666	2.14	0.98
C$1.01-C$2.00	9,244,168	3.76	1.42	1,526,493	2.58	1.26
C$2.01-C$3.00	293,000	3.63	2.19	97,666	3.63	2.19
C$3.01-C$4.00	1,000,000	0.16	3.96	1,000,000	0.16	3.96
	11,680,170	3.29	1.61	3,245,825	1.79	2.07

Disclosure of amount and movement in restricted share units [Table Text Block]
	Number of RSUs
	December 31, 2021	December 31, 2020
Balance, beginning of year	2,421,200	2,243,255
Granted	271,400	2,371,700
Settled in cash	(937,624)	(844,361)
Cancelled/Forfeited	(570,382)	(1,349,394)
Balance, end of year	1,184,594	2,421,200

Disclosure of RSU liability [Table Text Block]
	December 31, 2021	December 31, 2020
	$	$
Balance, beginning of year	1,658	1,001
Awards vested during the year, net of cancelled/forfeited awards	65	1,460
Settled in cash during the year	(1,148)	(803)
Total RSU liability, end of year	575	1,658

Less: current portion of RSU liability	(408)	(1,046)
Total non-current RSU liability, end of year	167	612

Disclosure of amount and movement in performance share units [Table Text Block]
Number of PSUs
December 31, 2021
Balance, beginning of year	-
Granted	893,400
Cancelled/Forfeited	(322,400)
Balance, end of year	571,000

Disclosure of amount and movement in deferred share units [Table Text Block]
Number of DSUs
December 31, 2021
Balance, beginning of year	-
Granted	844,200
Balance, end of year	844,200